UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment
| |; Amendment Number:
This Amendment (Check only one.): | | is a restatement.
| | adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Windward Capital Management Company
Address: 11111 Santa Monica Blvd., Suite 1200
Form 13F File Number: 28-11829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan R. Pene
Title: Chief Financial Officer
Phone: 310 893-3006
Signature, Place, and Date of Signing:

/s/ Stephan R. Pene		 Los Angeles, CA		July 25, 2007


Report Type (Check only one.):


|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	0

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total:   $170,583,000



List of Other Included Managers:

	NONE

            					FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     3873    72330 SH       SOLE                    72330
ACCENTURE LTD CL A             COM              G1150G111     4283    99860 SH       SOLE                    99860
ALTRIA GROUP                   COM              02209S103     2749    39190 SH       SOLE                    39190
AMBAC INC COM                  COM              023139108      320     3665 SH       SOLE                     3665
APPLE INC                      COM              037833100     4292    35165 SH       SOLE                    35165
BANK OF AMERICA CORP           COM              060505104     6071   124185 SH       SOLE                   124185
BANK OF NEW YORK MELLON CORP   COM              064058100     3520    84940 SH       SOLE                    84940
BEST BUY COMPANY INC           COM              086516101     4884   104649 SH       SOLE                   104649
BOEING CO                      COM              097023105      240     2495 SH       SOLE                     2495
BROADCOM CORP CL A             COM              111320107      206     7032 SH       SOLE                     7032
CITIGROUP INC                  COM              172967101     3221    62809 SH       SOLE                    62809
CITY NATIONAL CORP             COM              178566105      341     4485 SH       SOLE                     4485
COSTCO COMPANIES INC           COM              22160K105     3815    65195 SH       SOLE                    65195
CVS/CAREMARK CORPORATION       COM              126650100     6309   173100 SH       SOLE                   173100
DISNEY (WALT)                  COM              254687106      219     6425 SH       SOLE                     6425
EATON CORP                     COM              278058102     4027    43305 SH       SOLE                    43305
EMERSON ELEC CO COM            COM              291011104     3194    68240 SH       SOLE                    68240
EQUITABLE RESOURCES            COM              294549100     4534    91485 SH       SOLE                    91485
FORTUNE BRANDS INC             COM              349631101     4930    59850 SH       SOLE                    59850
GOLDMAN SACHS GROUP            COM              38141g104     3168    14615 SH       SOLE                    14615
GOOGLE INC CL A                COM              38259p508      259      495 SH       SOLE                      495
GRUPO TELEVISA ADR             COM              40049J206      307    11105 SH       SOLE                    11105
HONEYWELL INC COM              COM              438516106     4177    74210 SH       SOLE                    74210
IBM                            COM              459200101     5669    53865 SH       SOLE                    53865
JOHNSON & JOHNSON              COM              478160104     4441    72073 SH       SOLE                    72073
JOHNSON CONTROLS INC           COM              478366107     6199    53545 SH       SOLE                    53545
JP MORGAN CHASE & CO           COM              46625H100     5904   121849 SH       SOLE                   121849
KRAFT FOODS INC CL A           COM              50075n104      696    19752 SH       SOLE                    19752
L-3 COMMUNICATIONS             COM              502424104      391     4015 SH       SOLE                     4015
LOCKHEED MARTIN                COM              539830109     4812    51125 SH       SOLE                    51125
LOWES COS INC COM              COM              548661107      215     7010 SH       SOLE                     7010
MOHAWK INDUSTRIES              COM              608190104      288     2860 SH       SOLE                     2860
MONSANTO CO NEW COM            COM              61166w101     3691    54648 SH       SOLE                    54648
NYMEX HOLDINGS INC.            COM              62948n104      219     1740 SH       SOLE                     1740
PEABODY ENERGY CORP            COM              704549104     5468   113015 SH       SOLE                   113015
PENNEY J C INC COM             COM              708160106     6335    87525 SH       SOLE                    87525
PEPSICO INC                    COM              713448108     4609    71072 SH       SOLE                    71072
PRAXAIR INC                    COM              74005P104     6455    89668 SH       SOLE                    89668
PROCTER & GAMBLE CO            COM              742718109     4859    79410 SH       SOLE                    79410
QUALCOMM INC COM               COM              747525103     3846    88635 SH       SOLE                    88635
QUEST DIAGNOSTICS              COM              74834l100      211     4085 SH       SOLE                     4085
QUESTAR CORP                   COM              748356102     4862    92000 SH       SOLE                    92000
ROPER INDUSTRIES               COM              776696106      367     6430 SH       SOLE                     6430
STARBUCKS                      COM              855244109     3346   127515 SH       SOLE                   127515
STERICYCLE INC COM             COM              858912108      369     8300 SH       SOLE                     8300
TARGET CORP COM                COM              87612E106     3534    55565 SH       SOLE                    55565
TEVA PHARMACEUTICALS           COM              881624209      404     9804 SH       SOLE                     9804
TEXAS INSTRUMENTS INC          COM              882508104      232     6175 SH       SOLE                     6175
TRANSOCEAN SEDCO               COM              G90078109     4446    41955 SH       SOLE                    41955
UNITED TECHNOLOGIES            COM              913017109     4927    69465 SH       SOLE                    69465
VALERO ENERGY CORP COM         COM              91913Y100     4509    61049 SH       SOLE                    61049
WEATHERFORD INTL INC           COM              G95089101      215     3885 SH       SOLE                     3885
WELLS FARGO & CO-NEW           COM              949746101     5829   165730 SH       SOLE                   165730
WYETH COM                      COM              983024100      240     4186 SH       SOLE                     4186
XTO ENERGY                     COM              98385x106      259     4308 SH       SOLE                     4308
NINTENDO CO LTD-ADR NEW        ADR              654445303      364     7970 SH       SOLE                     7970
SAP AKTIENGELLSCHAFT SPONSORED ADR              803054204     3432    67202 SH       SOLE                    67202